Other Current Assets (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of other current assets [Abstract]
Advances to suppliers		$ 876	$ 843
Prepaid expenses		4,061	2,631
Government institutions		3,192	1,879
Indemnification asset	[1]	9,047	14,750
Qoros put option	[2]		15,571
Others		4,119	4,004
Other current assets		$ 21,295	$ 39,678

[1]	Mainly relates to compensation receivable from OPC Hadera contractor as a result of the delay in the construction of the Hadera Power Plant. Please refer to Note 19.B.b for further details.
[2]	Refer to Note 9.B.b.2.